SHARE-BASED COMPENSATION - Restricted stock units activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of RSUs
Granted	1,368,227
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested		$ 0
2010 Plan
Number of RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	359,202
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 114
Restricted Stock Units (RSUs)
Number of RSUs
Unvested, beginning balance	1,700,864
Granted	1,388,777
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.96
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	5.04
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 13.26
Forfeited	(2,553)
Unvested, ending balance	2,579,806	1,700,864
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	$ 7,404
Vested	(507,282)
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 11.28
Unvested, ending balance (in dollars per share)	$ 8.07	$ 11.28
Weighted-average remaining contractual terms (Years)
Weighted average remaining contractual life	6 years 7 months 6 days	6 years 1 month 6 days